Combined Prospectus	Dec. 29, 2025 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, underlying Warrants (Primary Offering)
Amount of Securities Previously Registered | shares	12,134,375
Maximum Aggregate Offering Price of Securities Previously Registered | $
Form Type	S-1
File Number	333-282540
Initial Effective Date	Oct. 18, 2024
Combined Prospectus Note	Consists of (i) 11,500,000 shares of common stock, that may be issued upon the exercise of 11,500,000 warrants originally sold as part of units in the Company’s initial public offering (the “IPO”), and (ii) 634,375 shares of common stock that may be issued upon the exercise of the 634,375 warrants originally sold as part of private placement units in a private placement (“Private Placement Warrants”) that closed simultaneously with the consummation of the IPO, which securities were included in the Company’s registration statement on Form S-1 (File No: 333-282540) (as post-effectively amended, the “Prior Registration Statement”). Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminable additional shares of common stock as may be issued to prevent dilution as a result of stock splits, stock dividends or similar transactions. No registration fee is payable in connection with these previously registered securities because such securities are being transferred from the Prior Registration Statement to the Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, the Registration Statement, upon effectiveness, will constitute a post-effective amendment to Prior Registration Statement, which post-effective amendment will become effective concurrently with the effectiveness of the Registration Statement in accordance with Section 8(c) of the Securities Act.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share (Secondary Offering)
Amount of Securities Previously Registered | shares	6,107,501
Maximum Aggregate Offering Price of Securities Previously Registered | $
Form Type	S-1
File Number	333-282540
Initial Effective Date	Oct. 18, 2024
Combined Prospectus Note	Amount of securities represents the resale of 6,107,501 shares of common stock by the selling securityholders named in the Registration Statement, which securities were included in the Prior Registration Statement. Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminable additional shares of common stock as may be issued to prevent dilution as a result of stock splits, stock dividends or similar transactions. registration fee is payable in connection with these previously registered securities because such securities are being transferred from the Prior Registration Statement to the Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, the Registration Statement, upon effectiveness, will constitute a post-effective amendment to Prior Registration Statement, which post-effective amendment will become effective concurrently with the effectiveness of the Registration Statement in accordance with Section 8(c) of the Securities Act.
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock (Secondary Offering)
Amount of Securities Previously Registered | shares	634,375
Maximum Aggregate Offering Price of Securities Previously Registered | $
Form Type	S-1
File Number	333-282540
Initial Effective Date	Oct. 18, 2024
Combined Prospectus Note	Amount of securities represents the resale of the Private Placement Warrants.